Expense Example - Class K - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	$ 858